Nature of Business	6 Months Ended
Jun. 30, 2022
Nature of Business
Nature of Business

NOTE 1 – Nature of Business

Akari Therapeutics, Plc, (the “Company” or “Akari”) is incorporated in the United Kingdom. The Company is a clinical-stage biotechnology company focused on developing advanced therapies for autoimmune and inflammatory diseases involving the complement (C5) and leukotriene (LTB4) pathways. The Company’s activities since inception have consisted of performing research and development activities and raising capital.

The Company is subject to a number of risks similar to those of clinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with the pandemic and the Russian invasion of Ukraine, risks associated with clinical trials of products, dependence on third-party collaborators for research and development operations, need for marketing authorization of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies. In addition, the Company is subject to risks related to COVID-19.

As of June 30, 2022, the Company has an accumulated deficit of $210,561,421 and cash of $8,151,177 and negative cash flows from operating activities for the six months ended June 30, 2022 in the amount of $13,623,341. On June 30, 2020, the Company entered into a securities purchase agreement (the “2020 Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”) which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $30,000,000 of the Company’s ADSs over the 30-month term of the Purchase Agreement (See Note 4). As of June 30, 2022, approximately $22,000,000 remains available under the facility.

The Company believes its current capital resources are sufficient to support its operations into June 2023. To fund its future capital needs beyond its current cash reach, the Company plans to raise additional funds through equity or debt financings or other sources, such as strategic partnerships, alliance and/or licensing arrangements, and in the long term, proceeds from sales of commercial products.

For the six months ended June 30, 2022, the Company reported a net loss of $10,856,373 and expects to continue to incur substantial losses over the next several years during its development phase. To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities. To fund its capital needs, the Company plans to raise funds through equity or debt financings or other sources, such as strategic partnerships and alliance and licensing arrangements, and in the long term, from the proceeds from sales of commercial products. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern.

NOTE 1 – Nature of Business (cont.)

Public health epidemics or outbreaks could adversely impact the Company’s business. The situation surrounding the COVID-19 pandemic, including the mutation of variants, continues to remain fluid globally and the Company continues to manage ongoing challenges associated with the pandemic as they relate to operations. The potential for a material impact on our business, financial condition and results of operation remains a risk. Management cannot reasonably estimate with any degree of certainty any future impact of COVID-19. Pandemics such as this can adversely impact the Company’s business as a result of disruptions, such as travel bans, quarantines, staffing shortages, and interruptions to access the trial sites and supply chains, which could result in material delays and complications with respect to our research and development programs and clinical trials. Moreover, as a result of COVID-19, there is a general unease of conducting certain non-critical activities in medical centers. For example, while now open for enrollment, prior clinical trials have been halted or delayed due to COVID-19. The extent to which COVID-19 impacts operations will depend on future developments, including the scope of any new virus mutations and outbreaks, the nature of government public health guidelines and the public’s adherence to those guidelines, the rate of individuals becoming fully vaccinated and the public’s adherence to guidelines to receive booster vaccinations, and the extent to which new lockdowns may be needed or are required in particular countries, including China. In particular, the continued spread of COVID-19 globally could adversely impact our operations and workforce, including research and clinical trials and the ability to raise capital, could affect the operations of key governmental agencies, such as the FDA, which may delay the development of our product candidates, and could result in the inability of suppliers to deliver components or raw materials, including drug product and drug substance, on a timely basis or at all, each of which in turn could have an adverse impact on our business, financial condition and results of operation.